Property, Plant and Equipment (Details) - Schedule of Asset Retirement Obligations $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Asset Retirement Obligations Abstract
Asset Retirement Obligation, gross	$ 2,201
Accumulated Depreciation	(348)
Asset Retirement Obligation, net	$ 1,853